CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Nov. 30, 2010
Net income	$ (17,576)			$ (17,576)
Issuance of ordinary shares, net of costs (in shares)		20,000
Issuance of ordinary shares, net of costs	300,000	200	300,000
Balance, shares	20,000	20,000
Balance at Dec. 31, 2010	282,000	200	300,000	(18,000)
Net income	(44,000)			(44,000)
Other comprehensive income, net of tax
Total comprehensive income	(44,000)
Balance at Jun. 30, 2011	238,000		300,000	(62,000)
Balance at Dec. 31, 2010	282,000			(18,000)
Net income	(273,116)			(273,116)
Balance, shares	20,000	20,000
Balance at Dec. 31, 2011	9,000	200	300,000	(291,000)
Net income	5,953,000			5,953,000
Other comprehensive income, net of tax	(565,000)				(565,000)
Total comprehensive income	5,388,000
Issuance of ordinary shares, net of costs (in shares)		142
Issuance of ordinary shares, net of costs	182,063,000		181,921,000
Declaration of cash dividends	(5,384,000)		(2,936,000)	(2,448,000)
Balance, shares	14,197,218
Balance at Jun. 30, 2012	$ 182,076,000	$ 142	$ 179,285,000	$ 3,214,000	$ (565,000)